JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 97.6%
Australia — 3.5%
BHP Group Ltd.	6		238
Rio Tinto Ltd.	2		205

			443

Austria — 0.8%
Erste Group Bank AG	3		107

Belgium — 1.2%
KBC Group NV	2		158

China — 1.8%
Alibaba Group Holding Ltd.*	3		73
Prosus NV*	1		66
Tencent Holdings Ltd.	2		91

			230

Denmark — 5.1%
Carlsberg A/S, Class B	1		153
Genmab A/S*	—	(a)	102
Novo Nordisk A/S, Class B	3		305
Orsted A/S(b)	1		92

			652

Finland — 1.1%
Kone OYJ, Class B	2		134

France — 14.5%
AXA SA	5		137
BNP Paribas SA	2		133
Capgemini SE	1		231
Kering SA	—	(a)	185
L’Oreal SA	—	(a)	168
LVMH Moet Hennessy Louis Vuitton SE	—	(a)	307
Pernod Ricard SA	1		135
Safran SA	1		134
TotalEnergies SE	5		229
Vinci SA	2		173

			1,832

Germany — 7.6%
adidas AG	—	(a)	178
Allianz SE (Registered)	1		186
Deutsche Boerse AG	1		123
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	(a)	108
RWE AG	3		97
Symrise AG	1		143
Volkswagen AG (Preference)	1		128

			963

Hong Kong — 3.0%
AIA Group Ltd.	20		244
Hong Kong Exchanges & Clearing Ltd.	2		141

			385

India — 0.8%
HDFC Bank Ltd., ADR	1		102

Japan — 17.7%
Daikin Industries Ltd.	1		146
FANUC Corp.	1		112
Hoya Corp.	2		212
Keyence Corp.	1		278
Kubota Corp.	6		117
Kyowa Kirin Co. Ltd.	3		104
Makita Corp.	2		120
Nidec Corp.	1		123
Nintendo Co. Ltd.	—	(a)	103
Recruit Holdings Co. Ltd.	4		187
Shin-Etsu Chemical Co. Ltd.	1		147
SMC Corp.	—	(a)	119
Sony Group Corp.	2		219
Sysmex Corp.	1		131
Tokyo Electron Ltd.	—	(a)	124

			2,242

Macau — 0.6%
Sands China Ltd.*	21		72

Netherlands — 5.5%
Adyen NV*(b)	—	(a)	152
ASML Holding NV	1		382
ING Groep NV	13		167

			701

Saudi Arabia — 1.1%
Delivery Hero SE*(b)	1		137

Singapore — 1.4%
DBS Group Holdings Ltd.	8		179

South Africa — 1.3%
Anglo American plc	4		161

South Korea — 1.2%
Samsung Electronics Co. Ltd., GDR(b)	—	(a)	152

Spain — 2.8%
Cellnex Telecom SA(b)	2		108
Iberdrola SA	12		139
Iberdrola SA*	—	(a)	3
Industria de Diseno Textil SA	3		107

			357

Sweden — 3.8%
Assa Abloy AB, Class B	4		144
Atlas Copco AB, Class A	3		174
Svenska Handelsbanken AB, Class A	14		159

			477

Switzerland — 7.4%
Holcim Ltd.*	2		146
Lonza Group AG (Registered)	—	(a)	188
Nestle SA (Registered)	3		381
SGS SA (Registered)	—	(a)	136
Straumann Holding AG (Registered)	—	(a)	85

			936

Taiwan — 1.8%
Sea Ltd., ADR*	—	(a)	107

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1	119

		226

United Kingdom — 11.2%
Diageo plc	5	258
GlaxoSmithKline plc	9	169
Legal & General Group plc	31	113
Linde plc	1	157
London Stock Exchange Group plc	1	114
Persimmon plc	3	118
Prudential plc	7	125
Reckitt Benckiser Group plc	1	99
RELX plc	5	157
Smith & Nephew plc	5	104

		1,414

United States — 2.4%
Ferguson plc	1	153
Schneider Electric SE	1	158

		311

TOTAL COMMON STOCKS (Cost $9,916)		12,371

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(c)(d) (Cost $351)	351	351

Total Investments — 100.4% (Cost $10,267)		12,722
Liabilities in Excess of Other Assets — (0.4)%		(54)

Net Assets — 100.0%		12,668

Percentages indicated are based on net assets.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	7.9%
Insurance	7.2
Machinery	6.1
Textiles, Apparel & Luxury Goods	5.3
Semiconductors & Semiconductor Equipment	4.9
Metals & Mining	4.7
Pharmaceuticals	4.5
Beverages	4.3
Health Care Equipment & Supplies	4.2
Professional Services	3.8
Chemicals	3.5
IT Services	3.0
Food Products	3.0
Capital Markets	3.0
Household Durables	2.6
Building Products	2.3
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	2.2
Internet & Direct Marketing Retail	2.2
Electric Utilities	1.8
Oil, Gas & Consumable Fuels	1.8
Entertainment	1.6
Life Sciences Tools & Services	1.5
Construction & Engineering	1.4
Personal Products	1.3
Trading Companies & Distributors	1.2
Technology Hardware, Storage & Peripherals	1.2
Construction Materials	1.1
Aerospace & Defense	1.1
Automobiles	1.0
Others (each less than 1.0%)	5.3
Short-Term Investments	2.8

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Amount rounds to less than one thousand.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2021 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.74)% to 0.15%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/2/2022	$386	$1	$ —	$1

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United States
Schneider Electric SE	1		94	—	(a)	0.0	(b)
Stellantis NV	6		119	—	(a)	0.0	(b)

	7		213	—	(a)	0.0	(b)

Spain
CaixaBank SA	43		126	—	(a)	0.0	(b)
Endesa SA	6		136	—	(a)	0.0	(b)
Iberdrola SA	9		112	—	(a)	0.0	(b)

	58		374	—	(a)	0.0	(b)

Germany
adidas AG	—	(a)	117	—	(a)	0.0	(b)
Deutsche Boerse AG	1		90	—	(a)	0.0	(b)
RWE AG	3		99	—	(a)	0.0	(b)

	4		306	—	(a)	0.0	(b)

France
Capgemini SE	—	(a)	95	—	(a)	0.0	(b)
Kering SA	—	(a)	87	—	(a)	0.0	(b)
L’Oreal SA	—	(a)	50	—	(a)	0.0	(b)
LVMH Moet Hennessy Louis Vuitton SE	—	(a)	50	—	(a)	0.0	(b)
Vinci SA	1		57	—	(a)	0.0	(b)

	1		339	—	(a)	0.0	(b)

China
Prosus NV*	1		73	—	(a)	0.0	(b)

Netherlands
ASML Holding NV	—	(a)	74	1		0.0	(b)

Total Long Positions of Total Return Basket Swap	71		1,379	1		0.0	(b)

Short Positions
Common Stock
Germany
Bayerische Motoren Werke AG	(1)		(114)	—	(a)	0.0	(b)

Italy
Banco BPM SpA	(38)		(115)	—	(a)	0.0	(b)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Salvatore Ferragamo SpA*	(4)	(76)	—	(a)	0.0	(b)

	(42)	(191)	—	(a)	0.0	(b)

Spain
Bankinter SA	(26)	(140)	—	(a)	0.0	(b)
Red Electrica Corp. SA	(8)	(164)	—	(a)	0.0	(b)

	(34)	(304)	—	(a)	0.0	(b)

France
Cie de Saint-Gobain	(1)	(97)	—	(a)	0.0	(b)
Remy Cointreau SA*	— (a)	(56)	—	(a)	0.0	(b)

	(1)	(153)	—	(a)	0.0	(b)

Netherlands
Heineken NV	(1)	(61)	—	(a)	0.0	(b)

Portugal
EDP - Energias de Portugal SA	(13)	(67)	—	(a)	0.0	(b)

Belgium
Etablissements Franz Colruyt NV	(2)	(103)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(94)	(993)	—	(a)	0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(23)	386	1		0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.17)% to 0.15%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/2/2022	$(337)	$1	$ —	$1

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
Berkeley Group Holdings plc	1	52	—	(a)	0.0	(b)
Lloyds Banking Group plc	278	176	—	(a)	0.0	(b)
Next plc*	1	59	—	(a)	0.0	(b)
Prudential plc	4	76	—	(a)	0.0	(b)
RELX plc	3	94	—	(a)	0.0	(b)
Taylor Wimpey plc	40	92	—	(a)	0.0	(b)

Total Long Positions of Total Return Basket Swap	327	549	—	(a)	0.0	(b)

Short Positions
Common Stock
United Kingdom
Barratt Developments plc	(14)	(134)	—	(a)	0.0	(b)
British Land Co. plc (The)	(23)	(164)	—	(a)	0.0	(b)
Hargreaves Lansdown plc	(4)	(98)	—	(a)	0.0	(b)
National Grid plc	(8)	(104)	—	(a)	0.0	(b)
Pearson plc	(15)	(175)	1		0.0	(b)
Sage Group plc (The)	(16)	(158)	—	(a)	0.0	(b)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
WH Smith plc*	(2)	(53)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(82)	(886)	1		0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	245	(337)	1		0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)		NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in JPY based on the local currencies of the positions within the swaps.	8/3/2021 to 7/29/2022	$—	(a)	$(2)	$ —	$(2)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Japan
Daito Trust Construction Co. Ltd.	1	82	—	(a)	0.0	(b)
Hoya Corp.	1	85	—	(a)	0.0	(b)
Kyowa Kirin Co. Ltd.	2	68	—	(a)	0.0	(b)
Nippon Telegraph & Telephone Corp.	5	123	—	(a)	0.0	(b)
Sundrug Co. Ltd.	3	101	—	(a)	0.0	(b)
Tokyo Electron Ltd.	— (a)	82	1		0.0	(b)
Toyota Motor Corp.	2	153	1		0.0	(b)

Total Long Positions of Total Return Basket Swap	14	694	2		0.0	(b)

Short Positions
Common Stock
Japan
Brother Industries Ltd.	(5)	(102)	(1)		0.0	(b)
Chugai Pharmaceutical Co. Ltd.	(2)	(70)	—	(a)	0.0	(b)
KDDI Corp.	(4)	(122)	(1)		0.0	(b)
Mazda Motor Corp.*	(19)	(185)	(2)		0.0	(b)
Seiko Epson Corp.	(5)	(83)	—	(a)	0.0	(b)
Takashimaya Co. Ltd.	(7)	(74)	—	(a)	0.0	(b)
Yamazaki Baking Co. Ltd.	(4)	(58)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(46)	(694)	(4)		0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(32)	— (a)	(2)		0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CIBOR on long positions, plus or minus a specified spread of 0.15%, which is denominated in DKK based on the local currencies of the positions within the swaps.	9/6/2021	$133	$—	(a)	$ —	$—	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES		NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Denmark
Carlsberg A/S	—	(a)	62	—	(a)	0.0	(b)
Orsted A/S(c)	—	(a)	71	—	(a)	0.0	(b)

Total Long Positions of Total Return Basket Swap	—	(a)	133	—	(a)	0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	—	(a)	133	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month STIBOR on short positions, plus or minus a specified spread of (0.15)%, which is denominated in SEK based on the local currencies of the positions within the swaps.	8/2/2022	$(253)	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Sweden
Skanska AB	(3)	(80)	—	(a)	0.0	(b)
Telefonaktiebolaget LM Ericsson	(4)	(51)	—	(a)	0.0	(b)
Telia Co. AB	(28)	(122)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(35)	(253)	—	(a)	0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(35)	(253)	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.15)% to 0.15%), which is denominated in CHF based on the local currencies of the positions within the swaps.	8/2/2022	$(111)	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Switzerland
Holcim Ltd.*	1	81	—	(a)	0.0	(b)

United States
Swiss Re AG	1	119	—	(a)	0.0	(b)

Total Long Positions of Total Return Basket Swap	2	200	—	(a)	0.0	(b)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Switzerland
ABB Ltd. (Registered)	(3)	(98)	—	(a)	0.0	(b)
Swatch Group AG (The)	— (a)	(134)	—	(a)	0.0	(b)
Swiss Life Holding AG (Registered)	— (a)	(79)	—	(a)	0.0	(b)

Total Short Positions of Total Return Basket Swap	(3)	(311)	—	(a)	0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	(1)	(111)	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)		NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month HIBOR on long positions, plus or minus a specified spread of 0.30%, which is denominated in HKD based on the local currencies of the positions within the swaps.	9/27/2021	$173	$—	(a)	$ —	$—	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)		PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
China
Alibaba Group Holding Ltd.*	5	120	—	(a)	0.0	(b)
Budweiser Brewing Co. APAC Ltd.(c)	19	53	—	(a)	0.0	(b)

Total Long Positions of Total Return Basket Swap	24	173	—	(a)	0.0	(b)

Total of Long and Short Positions of Total Return Basket Swap	24	173	—	(a)	0.0	(b)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month NIBOR on short positions, plus or minus a specified spread (rates range from (0.20)% to 0.00%), which is denominated in NOK based on the local currencies of the positions within the swaps.	8/2/2022	$(54)	$—	$ —	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stock
Norway
DNB Bank ASA*	(3)	(54)	—	0.0

Total of Long and Short Positions of Total Return Basket Swap	(3)	(54)	—	0.0

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
CHF LIBOR	(0.80	) %
CIBOR	(0.27)
EURIBOR	(0.56)
GBP LIBOR	0.05
HIBOR	3.17
JPY LIBOR	(0.06)
NIBOR	0.14
STIBOR	(0.06)

Summary of total OTC swap contracts outstanding as of July 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swap contracts outstanding	—	2

Liabilities
OTC Total return basket swap contracts outstanding	—	(2)

Abbreviations

CHF	Swiss Franc
CIBOR	Copenhagen Interbank offered Rate
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
HIBOR	Hong Kong Interbank offered Rate
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krone
SEK	Swedish Krona
STIBOR	Stockholm Interbank Offered Rate

(a)	Amount rounds to less than one thousand.
(b)	Amount rounds to less than 0.1% of net assets.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(1)	Notional value represents market value as of July 31, 2021 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$443		$—	$443
Austria	—	107		—	107
Belgium	—	158		—	158
China	—	230		—	230
Denmark	—	652		—	652
Finland	—	134		—	134
France	—	1,832		—	1,832
Germany	—	963		—	963
Hong Kong	—	385		—	385
India	102	—		—	102
Japan	—	2,242		—	2,242
Macau	—	72		—	72
Netherlands	—	701		—	701
Saudi Arabia	—	137		—	137
Singapore	—	179		—	179
South Africa	—	161		—	161
South Korea	—	152		—	152
Spain	—	357		—	357
Sweden	—	477		—	477
Switzerland	—	936		—	936
Taiwan	226	—		—	226
United Kingdom	—	1,414		—	1,414
United States	—	311		—	311

Total Common Stocks	328	12,043		—	12,371

Short-Term Investments
Investment Companies	351	—		—	351

Total Investments in Securities	$679	$12,043		$—	$12,722

Appreciation in Other Financial Instruments
Swaps	$—	$2		$—	$2
Depreciation in Other Financial Instruments
Swaps	—	(2)		—	(2)

Total Net Appreciation/Depreciation in Other Financial Instruments	$—	$—	(a)	$—	$—	(a)

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$—	$501	$150	$—	$—	$351	351	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions to manage total return risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.